UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)
________

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II                                                                 PERIMETER SMALL CAP
                                                                                                                                                            GROWTH FUND
                                                                                                                                                                  April 30, 2009
                                                                                                                                                                     (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.5%(1)

	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Aaron Rents	38,051	$1,276,992
Abercrombie & Fitch, Cl A	40,860	1,105,672
American Public Education *	28,521	1,026,756
America's Car-Mart *	58,423	947,621
Amerigon *	89,613	506,313
ATC Technology *	58,425	928,373
Bally Technologies *	21,470	562,085
BJ's Restaurants *	42,170	695,383
Bob Evans Farms	43,368	1,051,674
Buckle	34,950	1,306,081
Buffalo Wild Wings *	24,810	968,582
Capella Education *	22,353	1,148,497
Career Education *	58,680	1,293,307
Childrens Place Retail Stores *	44,430	1,263,589
ChinaCast Education *	124,736	554,452
Conn's *	71,220	1,170,857
Dolan Media *	67,970	809,523
Dress Barn *	74,996	1,135,439
Finish Line, Cl A	67,165	570,902
Foot Locker	91,020	1,082,228
Gymboree *	10,610	364,984
Helen of Troy *	42,210	673,250
Hibbett Sports *	15,870	330,889
HOT Topic *	76,750	939,420
Jack in the Box *	30,970	761,552
Jarden *	92,590	1,861,059
JOS A Bank Clothiers *	19,370	783,323
Maidenform Brands *	94,550	1,205,513
O'Charleys	27,952	194,825
Penn National Gaming *	30,840	1,049,177
PF Chang's China Bistro *	31,210	941,918
Pool	36,270	647,782
Red Robin Gourmet Burgers *	33,955	833,595

THE ADVISORS’ INNER CIRCLE FUND II                                                                 PERIMETER SMALL CAP
                                                                                                                                                            GROWTH FUND
                                                                                                                                                                  April 30, 2009
                                                                                                                                                                     (Unaudited)

COMMON STOCK - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Shoe Carnival *	31,125	$362,918
Steiner Leisure *	14,278	451,756
Unifirst	20,073	748,522
Universal Technical Institute *	41,590	592,242
Wolverine World Wide	44,972	936,767
		33,083,818
CONSUMER STAPLES - 2.9%
Central European Distribution *	39,369	881,866
Chattem *	19,852	1,090,073
Chiquita Brands International *	89,436	677,031
Flowers Foods	41,965	969,391
Heckmann *	110,520	582,440
Pantry *	56,400	1,332,168
		5,532,969
ENERGY - 4.7%
Bill Barrett *	45,157	1,173,179
Cano Petroleum *	322,940	206,682
Comstock Resources *	32,450	1,118,227
Core Laboratories	13,100	1,090,313
EXCO Resources *	119,250	1,404,765
Gulf Island Fabrication	26,781	346,546
Hercules Offshore *	110,647	354,070
Hornbeck Offshore Services *	33,959	788,867
Natural Gas Services Group *	51,271	511,685
North American Energy Partners *	197,487	780,074
Oil States International *	44,050	832,545
Penn Virginia	21,250	298,987
		8,905,940
FINANCIALS - 6.0%
Cash America International	27,470	614,229
Encore Capital Group *	73,290	640,555
Entertainment Properties Trust	15,910	367,680
First Cash Financial Services *	44,240	727,306

THE ADVISORS’ INNER CIRCLE FUND II                                                                 PERIMETER SMALL CAP
                                                                                                                                                            GROWTH FUND
                                                                                                                                                                  April 30, 2009
                                                                                                                                                                     (Unaudited)

COMMON STOCK - continued
	Shares	Value
FINANCIALS - continued
First Citizens BancShares, Cl A	5,910	$707,250
Green Bankshares	50,665	430,652
Infinity Property & Casualty	25,119	885,193
IPC Holdings	44,430	1,156,957
Knight Capital Group, Cl A *	64,910	1,005,456
Pacific Capital Bancorp	32,494	225,508
Provident Financial Services	28,880	308,150
Stifel Financial *	31,330	1,542,376
Texas Capital Bancshares *	39,540	553,560
Tower Group	41,010	1,115,062
United Community Banks	42,998	277,337
Waddell & Reed Financial, Cl A	28,010	627,704
		11,184,975
HEALTH CARE - 14.1%
Albany Molecular Research *	71,018	693,136
Alexion Pharmaceuticals *	39,620	1,324,100
Alnylam Pharmaceuticals *	58,490	1,074,461
American Medical Systems Holdings *	123,860	1,532,148
Bruker BioSciences *	271,286	1,785,062
Celera *	121,410	982,207
CryoLife *	103,432	561,636
Cubist Pharmaceuticals *	55,900	927,940
Emergency Medical Services, Cl A *	22,220	774,145
Ensign Group	32,670	506,385
Greatbatch *	47,038	989,679
Haemonetics *	13,740	709,396
ICON ADR *	66,720	1,056,845
ICU Medical *	30,030	1,129,128
inVentiv Health *	109,738	1,216,994
IRIS International *	65,992	737,131
Isis Pharmaceuticals *	45,120	707,482
LHC Group *	28,005	639,074
Luminex *	26,770	439,296

THE ADVISORS’ INNER CIRCLE FUND II                                                                PERIMETER SMALL CAP
                                                                                                                                                            GROWTH FUND
                                                                                                                                                                 April 30, 2009
                                                                                                                                                                     (Unaudited)

COMMON STOCK - continued
	Shares	Value
HEALTH CARE - continued
Myriad Genetics *	6,492	$251,825
Neogen *	11,200	253,904
Oculus Innovative Sciences *	58,548	63,817
Parexel International *	100,800	998,928
Phase Forward *	29,870	425,946
Psychiatric Solutions *	22,522	436,702
Questcor Pharmaceuticals *	68,550	308,475
STERIS	34,180	823,738
Synovis Life Technologies *	74,223	1,126,705
United Therapeutics *	20,690	1,299,539
US Physical Therapy *	52,951	618,468
Vivus *	210,013	842,152
Vnus Medical Technologies *	50,510	1,118,796
		26,355,240
INDUSTRIALS - 17.6%
Airtran Holdings *	232,792	1,617,904
Alaska Air Group *	63,230	1,060,999
American Science & Engineering	12,360	744,814
Applied Signal Technology	36,590	723,018
Arkansas Best	25,819	595,903
Beacon Roofing Supply *	23,940	380,646
Capstone Turbine *	751,181	600,945
CBIZ *	182,869	1,437,350
Celadon Group *	140,599	961,697
Clean Harbors *	19,750	989,475
CRA International *	46,140	1,076,908
DynCorp International, Cl A *	64,530	984,082
EnergySolutions	82,988	804,984
EnerSys *	57,880	986,854
Excel Maritime Carriers, Cl A	119,831	851,998
Exponent *	30,082	839,288
Flow International *	73,040	132,933
FTI Consulting *	30,950	1,698,536

THE ADVISORS’ INNER CIRCLE FUND II                                                                     PERIMETER SMALL CAP
                                                                                                                                                                 GROWTH FUND
                                                                                                                                                                       April 30, 2009
                                                                                                                                                                          (Un audited)

COMMON STOCK - continued
	Shares	Value
INDUSTRIALS - continued
Furmanite *	64,619	$255,891
Genco Shipping & Trading	20,510	391,741
General Cable *	40,530	1,099,984
GeoEye *	69,311	1,725,151
GrafTech International *	108,160	950,726
Heartland Express	63,890	955,155
HUB Group, Cl A *	38,892	894,516
Huron Consulting Group *	23,170	1,111,002
II-VI *	34,916	836,937
Integrated Electrical Services *	42,328	406,772
Kansas City Southern *	78,590	1,198,498
Kforce *	74,418	811,900
Marten Transport *	30,570	634,022
Simpson Manufacturing	39,840	886,838
Stanley *	30,406	783,867
Team *	40,925	588,092
Teledyne Technologies *	29,235	933,474
TrueBlue *	87,756	852,111
VSE	16,377	489,509
Waste Connections *	27,880	718,746
		33,013,266
INFORMATION TECHNOLOGY - 26.0%
3Com *	278,570	1,128,209
ACI Worldwide *	58,185	1,004,855
Adtran	56,585	1,196,773
Advanced Analogic Technologies *	129,640	622,272
Anadigics *	287,110	867,072
ANSYS *	51,269	1,416,050
Art Technology Group *	301,640	947,150
Aspen Technology *	77,995	605,241
Atheros Communications *	43,880	755,614
Avocent *	76,650	1,106,826
BluePhoenix Solutions *	213,358	405,380

THE ADVISORS’ INNER CIRCLE FUND II                                                              PERIMETER SMALL CAP
                                                                                                                                                         GROWTH FUND
                                                                                                                                                               April 30, 2009
                                                                                                                                                                  (Unaudited)

COMMON STOCK - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
CACI International, Cl A *	34,180	$1,351,819
Cavium Networks *	59,920	753,794
Cogent *	109,883	1,246,073
Compellent Technologies *	63,590	709,664
Comtech Telecommunications *	30,575	1,023,345
Cybersource *	96,450	1,409,134
Diebold	37,580	993,239
Ebix *	37,170	1,033,326
EMS Technologies *	35,994	685,686
EPIQ Systems *	95,675	1,480,092
F5 Networks *	21,930	598,031
FalconStor Software *	126,415	467,735
GigaMedia *	177,176	1,178,220
Globecomm Systems *	113,041	768,679
Hackett Group *	220,340	495,765
Mantech International, Cl A *	26,350	953,606
Monolithic Power Systems *	51,215	947,477
Move *	251,390	515,350
Netease.com ADR *	15,140	456,925
Netlogic Microsystems *	22,640	737,838
Nice Systems ADR *	62,269	1,594,709
Novatel Wireless *	137,820	944,067
NVE *	22,836	868,681
O2Micro International ADR *	233,321	1,019,613
Oplink Communications *	77,057	850,709
Perfect World ADR *	63,680	1,156,429
PMC - Sierra *	193,380	1,531,570
Radiant Systems *	104,466	769,914
Seachange International *	100,380	629,383
Shanda Interactive Entertainment ADR *	4,452	212,939
Silicon Motion Technology *	209,480	672,431
Smith Micro Software *	68,410	588,326
Soapstone Networks *	166,500	614,385

THE ADVISORS’ INNER CIRCLE FUND II                                                                 PERIMETER SMALL CAP
                                                                                                                                                             GROWTH FUND
                                                                                                                                                                  April 30, 2009
                                                                                                                                                                      (Unaudited)

COMMON STOCK - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Solera Holdings *	52,790	$1,204,668
Starent Networks *	51,791	1,021,836
Sybase *	36,833	1,250,849
Synaptics *	24,650	800,632
Tekelec *	72,280	1,120,340
TeleCommunication Systems, Cl A *	151,720	1,488,373
Tyler Technologies *	61,830	1,020,195
Ultimate Software Group *	23,690	443,714
VistaPrint *	16,730	574,676
Zoran *	44,118	394,415
		48,634,094
MATERIALS - 3.0%
AK Steel Holding	78,140	1,016,602
Aptargroup	20,509	636,394
Gammon Gold *	82,630	557,753
Landec *	65,040	439,670
Rock-Tenn, Cl A	26,470	999,507
Sensient Technologies	49,679	1,161,495
Silgan Holdings	16,520	768,015
		5,579,436
TELECOMMUNICATION SERVICES - 1.0%
Neutral Tandem *	35,469	1,014,414
Syniverse Holdings *	70,440	887,544
		1,901,958
UTILITIES - 0.5%
Avista	64,200	966,210

TOTAL COMMON STOCK
(Cost $181,232,434)		175,157,906

THE ADVISORS’ INNER CIRCLE FUND II                                                                    PERIMETER SMALL CAP
                                                                                                                                                               GROWTH FUND
                                                                                                                                                                     April 30, 2009
                                                                                                                                                                         (Unaudited)

EXCHANGE TRADED FUND - 2.9%
	Shares	Value
iShares Russell 2000 Growth Index Fund
(Cost $4,687,099)	102,760	$5,424,700

SHORT -TERM INVESTMENT - 4.2%
Union Bank, N.A.
0.020% (A)
(Cost $7,841,905)	7,841,905	7,841,905

TOTAL INVESTMENTS - 100.6%
(Cost $193,761,438) †		$188,424,511

Percentages are based on Net Assets of $187,302,219.

*         Non-income producing security.
(1)      More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)      The rate reported is the 7-day simple yield as of April 30, 2009.
ADR - American Depositary Receipt Cl - Class

†        At April 30, 2009, the tax basis cost of the Fund's investments was $193,761,438, and the unrealized appreciation and depreciation were $23,968,923 and $(29,305,850), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II                                                                    PERIMETER SMALL CAP
                                                                                                                                                               GROWTH FUND
                                                                                                                                                                     April 30, 2009
                                                                                                                                                                         (Unaudited)

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority t o quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in securities	$ 188,424,511	$ -	$ -	$ 188,424,511

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund’s approach to valuing financial assets.

THE ADVISORS’ INNER CIRCLE FUND II                                                              PERIMETER SMALL CAP
                                                                                                                                                          GROWTH FUND
                                                                                                                                                                April 30, 2009
                                                                                                                                                                   (Unaudited)

In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.

PCM-QH-001-0600

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President
Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President
Date: June 29, 2009

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: June 29, 2009